Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Cash Flow (Unaudited) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 10,294	$ 7,787	$ 6,898
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries and VIEs	(10,715)	(8,259)	(6,898)
Prepaid expenses and other current assets	(92)
Net cash used in operating activities	(513)	(472)
Cash flows from investing activities
Loan to a subsidiary	(6,660)
Net cash used in investing activities	(6,660)
Cash flows from financing activities
Due to a related party	(600)	600
Deferred issuance costs	(279)	(81)
Proceeds from initial public offering	8,547
Net cash provided by financing activities	7,668	519
Net increase in cash	495	47
Cash, cash equivalents and restricted cash, beginning of year	47
Cash, cash equivalents and restricted cash, end of year	$ 542	$ 47